Bank Loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Bank Loans [Line Items]
Interest expense	$ 77,673	$ 63,806
Bank Loans [Member]
Bank Loans [Line Items]
Weighted average interest rate	4.00%	4.20%